Note 33 - Principal subsidiaries - Percentage of Ownership of Each Controlled Company (Details)		12 Months Ended
		Dec. 31, 2023		Dec. 31, 2022	Dec. 31, 2021
Disclosure of subsidiaries [line items]
Percentage of ownership		50.00%
SAUDI STEEL PIPE CO. and subsidiaries [Member]
Disclosure of subsidiaries [line items]
Percentage of ownership		47.79%
Canada | ALGOMA TUBES INC. [member]
Disclosure of subsidiaries [line items]
Percentage of ownership	[1]	100.00%		100.00%	100.00%
Canada | TENARIS GLOBAL SERVICES (CANADA) INC. [member]
Disclosure of subsidiaries [line items]
Percentage of ownership	[1]	100.00%		100.00%	100.00%
Netherlands | BREDERO SHAW INTERNATIONAL B.V. and subsidiaries [member]
Disclosure of subsidiaries [line items]
Percentage of ownership	[1]	100.00%
Netherlands | EXIROS B.V. and subsidiaries [member]
Disclosure of subsidiaries [line items]
Percentage of ownership		50.00%	[1],[2]	50.00%	50.00%
Netherlands | TENARIS CONNECTIONS BV [member]
Disclosure of subsidiaries [line items]
Percentage of ownership	[1]	100.00%		100.00%	100.00%
Netherlands | TENARIS INVESTMENTS (NL) B.V. and subsidiaries [member]
Disclosure of subsidiaries [line items]
Percentage of ownership	[1]	100.00%		100.00%	100.00%
Brazil | CONFAB INDUSTRIAL S.A. and subsidiaries [member]
Disclosure of subsidiaries [line items]
Percentage of ownership	[1]	100.00%		100.00%	100.00%
Italy | DALMINE S.p.A. and subsidiaries [member]
Disclosure of subsidiaries [line items]
Percentage of ownership	[1]	100.00%		100.00%	100.00%
USA | HYDRIL COMPANY and subsidiaries [member]
Disclosure of subsidiaries [line items]
Percentage of ownership	[1]	100.00%		100.00%	100.00%
USA | MAVERICK TUBE CORPORATION and subsidiaries [member]
Disclosure of subsidiaries [line items]
Percentage of ownership	[1]	100.00%		100.00%	100.00%
USA | TENARIS BAY CITY, INC. [member]
Disclosure of subsidiaries [line items]
Percentage of ownership	[1]	100.00%		100.00%	100.00%
USA | TENARIS GLOBAL SERVICES (U.S.A.) CORPORATION [member]
Disclosure of subsidiaries [line items]
Percentage of ownership	[1]	100.00%		100.00%	100.00%
Indonesia | P.T. SEAMLESS PIPE INDONESIA JAYA [member]
Disclosure of subsidiaries [line items]
Percentage of ownership	[1]	89.00%		89.00%	89.00%
Romania | S.C. SILCOTUB S.A. [member]
Disclosure of subsidiaries [line items]
Percentage of ownership	[1]	100.00%		100.00%	100.00%
Saudi Arabia | SAUDI STEEL PIPE CO. and subsidiaries [Member]
Disclosure of subsidiaries [line items]
Percentage of ownership	[1],[3]	47.79%		48.00%	48.00%
Argentina | SIAT SOCIEDAD ANONIMA [member]
Disclosure of subsidiaries [line items]
Percentage of ownership	[1]	100.00%		100.00%	100.00%
Argentina | SIDERCA SOCIEDAD ANONIMA INDUSTRIAL Y COMERCIAL and subsidiaries [member]
Disclosure of subsidiaries [line items]
Percentage of ownership	[1],[4]	100.00%		100.00%	100.00%
Portugal | TALTA - TRADING E MARKETING SOCIEDADE UNIPESSOAL LDA. [member]
Disclosure of subsidiaries [line items]
Percentage of ownership	[1]	100.00%		100.00%	100.00%
Uruguay | TENARIS FINANCIAL SERVICES S.A. [member]
Disclosure of subsidiaries [line items]
Percentage of ownership	[1]	100.00%		100.00%	100.00%
Uruguay | TENARIS GLOBAL SERVICES S.A. and subsidiaries [member]
Disclosure of subsidiaries [line items]
Percentage of ownership	[1]	100.00%		100.00%	100.00%
United Kingdom | TENARIS GLOBAL SERVICES (UK) LTD [member]
Disclosure of subsidiaries [line items]
Percentage of ownership	[1]	100.00%		100.00%	100.00%
Luxembourg | TENARIS GLOBAL SERVICES and INVESTMENTS S.àr.l. and subsidiaries [member]
Disclosure of subsidiaries [line items]
Percentage of ownership	[1]	100.00%		100.00%	100.00%
China | TENARIS QINGDAO STEEL PIPES LTD. [member]
Disclosure of subsidiaries [line items]
Percentage of ownership	[1]	100.00%		100.00%	100.00%
Colombia | TENARIS TUBOCARIBE LTDA. [member]
Disclosure of subsidiaries [line items]
Percentage of ownership	[1]	100.00%		100.00%	100.00%
Mexico | TUBOS DE ACERO DE MEXICO, S.A. and subsidiaries
Disclosure of subsidiaries [line items]
Percentage of ownership	[1]	100.00%		100.00%	100.00%

[1]	All percentages rounded.
[2]	Tenaris holds 50% of the voting rights. The Company recognizes the assets, liabilities, revenue and expenses in relation to its interest in the joint operation.
[3]	Saudi Steel Pipe Co. is a public company listed in the Saudi Arabian Stock Exchange (Tadāwul), Tenaris holds 47.79% and has the right to nominate the majority of the votes of the board of directors, therefore Tenaris has control over SSPC. Since May, 2023, Saudi Steel Pipe Co. holds 57.3% of Global Pipe Company, therefore Tenaris has control over GPC.
[4]	Until its liquidation in April 2023, Siderca held 51% of NKKTubes.